CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 2,479,642	$ 864,847	$ 133,807
Other comprehensive income:
Foreign currency translation adjustments, net of tax of nil	(325,930)	55,045	48,438
Total other comprehensive (loss)income	(325,930)	55,045	48,438
Comprehensive income	2,153,712	919,892	182,245
Comprehensive income attributable to non-controlling interest	586,711	125,808	6,846
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 1,567,001	$ 794,084	$ 175,399